LAND USE RIGHTS, NET (Details) - LAND USE RIGHTS - USD ($) $ in Thousands	Feb. 28, 2023	Feb. 28, 2022
LAND USE RIGHTS, NET
Land use rights	$ 207,657	$ 207,657
Less: accumulated amortization	(15,985)	(11,749)
Add: foreign exchange difference	2,206	21,800
Land use rights, net	$ 193,878	$ 217,708